Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 33.9	$ 0.5	₨ 55.0
Other assets	1,784.9	25.8	2,605.4
Total	1,818.8	$ 26.3	2,660.4
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	310.2		288.1
Total	310.2		288.1
Others
Related Party Transaction [Line Items]
Loans	33.9		55.0
Other assets	1,474.7		2,317.3
Total	₨ 1,508.6		₨ 2,372.3